Discontinued Operations (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Apr. 17, 2026 USD ($)	Apr. 17, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Discontinued Operations [Line Items]
Cumulative translation adjustments	$ (238)	$ 1,261
Sale Of equity Interest Nominal Consideration (in Euro) | €				€ 1
Total assets	113,408				$ 193,097
Liabilities	8,430				26,279
Discontinued operation [Member]
Discontinued Operations [Line Items]
Foreign exchange gain (loss)		(461)
UYBA [Member]
Discontinued Operations [Line Items]
Cumulative translation adjustments	355
UYBA [Member] | Discontinued operation [Member]
Discontinued Operations [Line Items]
Foreign exchange gain (loss)		$ (461)
Juve Stabia [Member] | Discontinued operation [Member]
Discontinued Operations [Line Items]
Total assets			$ 19,324		18,082
Liabilities			26,724		$ 22,358
Net deficit			$ 7,400
Foreign exchange gain (loss)	$ 7,400